Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2013
Schedule of Related Party Transactions

Such related party transactions were as follows for the periods indicated:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	$	$	$	$
Revenues(i)	9,398	9,592	16,505	19,183
Vessel operating expenses(ii)	2,587	2,399	4,938	4,932
General and administrative(ii)(iii)	2,816	2,782	6,004	6,067

(i)

Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(ii)

Includes ship management and crew training services provided by Teekay Corporation. The cost of ship management services provided by Teekay Corporation of $1.8 million and $3.6 million for the three and six months ended June 30, 2013, respectively, has been presented as vessel operating expenses (see Note 1). The amount reclassified from general and administrative to vessel operating expenses in the comparative period to conform to the presentation adopted in the current period was $1.9 million and $3.7 million for the three and six months ended June 30, 2012, respectively.

(iii)

Includes commercial, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.